Document And Entity Information	Jun. 18, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 18, 2024
Entity Registrant Name	Renalytix plc
Entity Central Index Key	0001811115
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Securities Act File Number	001-39387
Entity Incorporation, State or Country Code	X0
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Finsgate
Entity Address, Address Line Two	5-7 Cranwood Street
Entity Address, City or Town	London EC1V 9EE
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC1V 9EE
City Area Code	+44
Local Phone Number	20 3139 2910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value £0.0025 per ordinary share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, nominal value £0.0025 per ordinary share
Trading Symbol	RNLX
Security Exchange Name	NASDAQ